Pension plans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Pension Plans (Textuals)
Expected employer contributions	$ 90	$ 310
Underfunded pension plans [Member]
Pension costs
Service cost - benefits earned during the period	20	8	17
Interest cost on projected benefit obligation	104	91	88
Expected return on assets	(93)	(76)	(81)
Amortizations and (gain) / loss	9	6
Net periodic pension cost (credit)	40	29	24
Overfunded pension plans [Member]
Pension costs
Service cost - benefits earned during the period		1
Interest cost on projected benefit obligation	98	85	69
Expected return on assets	(166)	(139)	(115)
Net periodic pension cost (credit)	(68)	(53)	(46)
Underfunded other benefits [Member]
Pension costs
Service cost - benefits earned during the period	8	7	6
Interest cost on projected benefit obligation	25	23	24
Amortizations and (gain) / loss	(2)	(7)
Net periodic pension cost (credit)	$ 31	$ 23	$ 30